Prior Period Adjustment	12 Months Ended
Dec. 31, 2011
Prior Period Adjustment [Abstract]
PRIOR PERIOD ADJUSTMENT

NOTE 17. PRIOR PERIOD ADJUSTMENT

The Bancorp recorded certain corrections of in prior years, as follows:

September 30,
Retained earnings at December 31, 2009, as originally presented	$35,560,524

To correct valuation of other real estate owned	109,225

To correct valuation of bank property	224,477

Total prior period adjustment	333,702

Retained earnings at December 31, 2009, as restated	$35,894,226